Significant Accounting Policies (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 CNY (¥)
Significant Accounting Policies [Line Items]
Depositor amount	$ 70,000			¥ 500,000
Restricted cash	3,141,756	$ 4,410,489
Time deposits	100,164
Credit loss reversals	101,257	(41,720)
Allowance for advance to suppliers	1,183,298	1,003,514
Allowance for credit losses of notes receivable	138,247
Allowance for credit losses of other receivable	5,052
Write-downs recognized of inventories
Residual value percentage	5.00%			5.00%
Impairment charge recognized for long-lived assets
Contract acquisition costs	423,680	317,944
Advance from customers	1,317,816	1,553,801
Advance from customers recognized revenue	1,152,863	2,393,995
Shipping and handling costs	1,196,286	1,547,311	1,749,338
Advertising costs	97,343	216,728	157,293
Deferred government grants	1,123,753	1,139,991
Government grants	$ 346,597	904,313	373,032
Tax benefit	50.00%
Total expenses	$ 1,081,240	856,887	707,355
After-tax profit percentage	10.00%
Registered capital	50.00%
Securities percentage	10.00%
Cash and cash equivalents	$ 6,483,489	18,118,456	$ 20,192,460
PRC GAAP [Member]
Significant Accounting Policies [Line Items]
After-tax profit percentage	10.00%
Registered capital	50.00%
Suppliers [Member]
Significant Accounting Policies [Line Items]
Allowance for advance to suppliers	$ 197,935	$ 270,148
Minimum [Member]
Significant Accounting Policies [Line Items]
VAT rates	6.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
VAT rates	13.00%
Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Allowance for credit losses of other noncurrent assets	$ 105,083